Biocon Acquisition - Summary of Preliminary Purchase Price Allocation (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 759	$ 748
Biocon Acquisition [Member]
Trade accounts receivable	164	164
Inventories	179	179
Equipment	39	39
Security deposit	7	7
Goodwill	759	748
Intangible assets	590	590
Total assets acquired, net of cash acquired	1,738	1,727
Accounts payable	91	91
Accrued expenses	15	15
Total liabilities assumed	(106)	(106)
Net assets acquired, net of cash acquired	$ 1,632	$ 1,621